Cover	Mar. 17, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 17, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-40266
Entity Registrant Name	Magnum Opus Acquisition Limited
Entity Central Index Key	0001843121
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit 1009
Entity Address, Address Line Two	ICBC Tower
Entity Address, Address Line Three	Three Garden Road
Entity Address, City or Town	Central
Entity Address, Country	HK
City Area Code	852
Local Phone Number	3757 9857
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A ordinary shares, par value $0.0001 per share
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	OPA
Security Exchange Name	NYSE
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	OPA WS
Security Exchange Name	NYSE
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	OPA.U
Security Exchange Name	NYSE